Income Tax and Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 249,190	$ 231,756
Value added tax	(103,479)	31,601
Other taxes payable	528	1,314
Total	$ 146,239	$ 264,671